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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623

                          Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2007 through May 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     EQUITY
                                   OPPORTUNITY
                                      FUND

                                      PEOFX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     5/31/08


                              [LOGO]PIONEER
                                    Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              13

Schedule of Investments                                                      15

Financial Statements                                                         27

Notes to Financial Statements                                                34

Approval of Investment Advisory Agreement                                    44

Trustees, Officers and Service Providers                                     49

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued, and while the auction rate preferred market seized up. The U.S. Federal Reserve expanded its lender-of-last- resort role to include lending to primary dealers, and continued to cut interest rates. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding year. Treasury bond prices rose as the market underwent a flight to quality. In the eleven weeks between the Bear Stearns event and the end of May 2008, though, there were no further market crises, recession fears faded in light of positive economic news, and stock markets rallied, recouping some of their first-quarter losses, while Treasury bond prices fell back.

The Dow Jones Industrial Average and Standard & Poor's 500 Index each fell 4%, and the NASDAQ Composite Index fell 5% over the six-month period ending May 31, 2008. The MSCI EAFE Developed Market Index of international stock markets fell 5%, and the MSCI Emerging Markets Index fell 2%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index,

Letter

rose 1% over the six-month period while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%.

A weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective, and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08
--------------------------------------------------------------------------------

Investor focus on short-term market swings brought high levels of volatility over the six months ended May 31, 2008. In an environment that rewarded speculation, the Fund lagged its benchmark, the Russell 2500 Index, and its Lipper peers. In the following pages, portfolio manager Timothy Horan examines the Fund's results during the period and gives his outlook for the period ahead.

Q: Please describe the investment background over the six-month period ended May 31, 2008

A: Soaring prices for energy and other commodities, the ongoing credit crisis and shrinking home values undercut consumer confidence during the period, clouding the nation's economic outlook. With the economy possibly veering toward recession, market participants hesitated to make long-term commitments, creating high levels of volatility that short-term traders found to their liking. Our approach, based on bottom-up stock selection and careful analysis of business fundamentals, does not thrive in a market characterized by sharp day-to-day swings.

Q:  How did the Fund perform over the six-month period ended May 31, 2008?

A: Pioneer Equity Opportunity Fund's Class A shares had a total return of -5.32%, at net asset value, for the six months ended May 31, 2008. The Fund's benchmark, the Russell 2500 Index (the Russell Index), returned -0.57% for the same period. Meanwhile, the 359 Funds in Lipper's Mid Cap Core category had an average return of 0.21% during the same six-month period.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: Which of your strategies or selections had a beneficial impact on the Fund's performance during the six-month period?

A: Holdings in natural gas and coal made strong contributions. Gas prices in the United States had long lagged international pricing until a recent reversal pushed up domestic price levels. Moreover, natural gas prices now appear to correlate more closely with trends in petroleum markets. The result has been vigorous business conditions for exploration and production companies, including Fund holdings Apache, Southwestern Energy and Plains Exploration.

    In materials, the Fund's results continued to benefit from a secular trend toward coal utilization. The bulk of the nation's electric output comes from coal-fired plants, and coal is also the energy source of choice in many emerging economies. Expanding usage has created a coal shortage - now in its third year - as producers struggle to keep up with demand. Reflecting short supply, coal prices have tripled over that past few years, boosting results at Massey Energy and Patriot Coal, and pushing their shares higher.

    In technology, shares of BMC Software rose, thanks to successful acquisitions and refinements to its enterprise software solutions. Sales of BMC's products, designed to align technology resources with a company's needs, increased significantly. Itron also rose. Itron's technology allows electric meters to be read from a truck as it drives by homes and offices, saving on utility labor costs. Products under development will help customers manage electric consumption by monitoring individual appliances.


    We avoided the weak telecom sector, which aided the Fund's returns relative to the Russell Index. Returns also got a boost from our strategic focus on companies that may prosper in the long-term cycle of infrastructure expansion. For years, utilities in both developed and emerging markets underinvested in physical plant; many have now undertaken large capital programs aimed at boosting capacity in order to meet expected surges in demand. SPX saw increased sales of its power station components, while Belden Cable and General Cable also enjoyed solid results. UTX has seen orders grow for elevators and air-conditioning units as skyscrapers multiply in China.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08                             (continued)
--------------------------------------------------------------------------------

Q: Which holdings or sectors hurt the Fund's overall performance over this six-month period?

A: Health care was the Fund's worst-performing sector, accounting for more than half of its underperformance compared to the benchmark. Over the six-month period ended May 31, 2008, shares of big pharmaceutical companies lagged due to a lack of new drugs and the expiration of patents on several highly profitable formulations. Investment institutions that were heavily exposed to pharmaceutical issues sought to offset losses by taking gains in better-performing small- and mid-cap firms, many of which are involved in biotech and medical devices. Fund holding Insulet fell despite reduced production costs and mounting acceptance among diabetics of its ground-breaking insulin delivery device. Inverness Medical, makers of diagnostic equipment, declined when investors reacted negatively to a proposed acquisition, and then partially rebounded. Other detractors included Thoratec, which makes valve pumps for heart patients awaiting transplants, and AMAG Pharmaceutical, whose products target kidney disease.

    Weighting among refiners, the weakest part of the energy sector, also damaged the Fund's returns. Production outages at Tesoro Petroleum and Valero Energy compounded an already problematic situation in which refiners' profit margins were very narrow. Frontier Oil also declined. We have scaled down the Fund's commitment to refiners, but, since refineries are scarce assets, we believe it prudent to retain some exposure. Also, crack spreads did begin to widen late in the period. Overseas refineries represent a competitive threat, but we believe rising transport costs should temper that risk.

Q:  What is your outlook, and how have you positioned the Fund?

A: We believe the market's extreme short-term focus has begun to abate and have structured the portfolio for a time when more value-focused investment approaches regain favor. We believe that our strategy for the Fund in health care is sound despite recent setbacks. The portfolio's energy and materials holdings continue to enjoy long-term demand growth from emerging markets, and we have chosen the Fund's industrial holdings for their potential to perform well through economic cycles.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Current U.S. Federal Reserve Board monetary policy appears aimed at engineering a soft economic landing. Overall, balance sheets are very strong and inventories very lean, suggesting that corporations are taking steps to mute the impact of a possible downturn. Many U.S. companies have turned to overseas markets to take up the slack caused by the slowing domestic economy. However, smaller businesses may find access to capital restricted by the strains in the banking system.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/08
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                          85.4%
Temporary Cash Investments                                                  11.5%
Depositary Receipts for International Stocks                                 1.3%
Exchange Traded Funds                                                        1.2%
International Common Stocks                                                  0.6%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Industrials                                                                20.1%
Health Care                                                                19.9%
Information Technology                                                     15.5%
Energy                                                                      9.3%
Materials                                                                   9.2%
Financials                                                                  9.0%
Consumer Staples                                                            6.5%
Utilities                                                                   6.1%
Consumer Discretionary                                                      4.4%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

  1. BioMarin Pharmaceutical, Inc.                                          4.50%
  2. Thoratec Corp.                                                         4.24
  3. Insulet Corp.                                                          3.68
  4. Applied Materials, Inc.                                                3.12
  5. SPX Corp.                                                              2.68
  6. Cisco Systems, Inc.                                                    2.68
  7. Thermo Fisher Scientific, Inc.                                         2.64
  8. Raytheon Co.                                                           2.58
  9. Inverness Medical Innovations, Inc.                                    2.56
 10. KBR, Inc.                                                              2.44

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class     5/31/08     11/30/07
 -----     -------     --------
    A      $11.92       $12.59
    B      $11.64       $12.36
    C      $11.65       $12.37

      Distributions Per Share

   -----------------------------------------------------------------------------


                     12/1/07 - 5/31/08
                     -----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
 -----     ------     -------------   -------------
    A      $  -         $  -            $  -
    B      $  -         $  -            $  -
    C      $  -         $  -            $  -

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund at public offering price, compared to that of the Russell 2500 Index.

--------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2008)
                                        Net Asset    Public Offering
Period                                 Value (NAV)     Price (POP)
Life-of-
Class
(12/1/04)                                 9.66%           7.82%
1 Year                                   -9.86          -15.06
--------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                                          Gross           Net
                                          1.39%           1.25%
--------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                           Value of $10,000 Investment

                     Pioneer Equity
                     Opportunity Fund       Russell 2500 Index
12/04                     9425                     10000
 5/05                     9292                      9810
 5/06                    10607                     11488
 5/07                    14077                     13897
 5/08                    12689                     12737

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV returns represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2011, for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.

-------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2008)
                                          If            If
Period                                   Held        Redeemed
Life-of-
Class
(12/1/04)                                8.74%         8.27%
1 Year                                 -10.72        -13.96
-------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                                         Gross         Net
                                         2.19%         2.15%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                           Value of $10,000 Investment

                     Pioneer Equity
                     Opportunity Fund       Russell 2500 Index
12/04                     10000                   10000
 5/05                      9834                    9810
 5/06                     11132                   11488
 5/07                     14645                   13897
 5/08                     12875                   12737

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2009, for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2008)
                                           If           If
Period                                    Held       Redeemed
Life-of-
Class
(12/1/04)                                 8.76%        8.76%
1 Year                                  -10.71       -10.71
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                                         Gross         Net
                                          2.15%        2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                           Value of $10,000 Investment

                     Pioneer Equity
                     Opportunity Fund       Russell 2500 Index
12/04                     10000                  10000
 5/05                      9824                   9810
 5/06                     11132                  11488
 5/07                     14656                  13897
 5/08                     13085                  12737

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2009, for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on actual returns from December 1, 2007 through May 31, 2008.

Share Class                                  A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value                 $1,000.00      $1,000.00      $1,000.00
 On 12/1/07

 Ending Account Value                    $  946.80      $  941.70      $  941.80
 (after expenses)
 On 5/31/08

 Expenses Paid During Period*            $    6.13      $   10.49      $   10.49

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.26%, 2.16% and 2.16% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                     (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from December 1, 2007 through May 31, 2008.

Share Class                                  A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value                 $1,000.00      $1,000.00      $1,000.00
 On 12/1/07

 Ending Account Value                    $1,018.70      $1,014.20      $1,014.20
 (after expenses)
 On 5/31/08

 Expenses Paid During Period*            $    6.36      $   10.88      $   10.88

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.26%, 2.16% and 2.16% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                               Value
             COMMON STOCKS - 94.4%
             Energy - 10.1%
             Coal & Consumable Fuels - 2.6%
 13,540      Massey Energy Co.                                  $   874,955
  5,900      Patriot Coal Corp.*                                    637,967
                                                                -----------
                                                                $ 1,512,922
                                                                -----------
             Oil & Gas Exploration & Production - 4.5%
  5,880      Apache Corp.                                       $   788,273
 13,350      Plains Exploration and Product*                        954,258
 18,820      Southwestern Energy Co.*                               834,479
                                                                -----------
                                                                $ 2,577,010
                                                                -----------
             Oil & Gas Refining & Marketing - 2.0%
 23,010      Tesoro Petroleum Corp.                             $   571,799
 11,690      Valero Energy Corp.                                    594,320
                                                                -----------
                                                                $ 1,166,119
                                                                -----------
             Oil & Gas Storage & Transportation - 1.0%
 27,360      El Paso Corp.                                      $   534,888
                                                                -----------
             Total Energy                                       $ 5,790,939
                                                                -----------
             Materials - 6.0%
             Construction Materials - 1.5%
 11,493      Texas Industries, Inc. (b)                         $   837,840
                                                                -----------
             Diversified Metals & Mining - 2.4%
  7,520      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   870,139
132,740      Polymet Mining Corp.*(b)                               520,341
                                                                -----------
                                                                $ 1,390,480
                                                                -----------
             Gold - 0.5%
  4,200      Agnico Eagle Mines, Ltd.                           $   296,898
                                                                -----------
             Metal & Glass Containers - 1.6%
 32,680      Crown Cork & Seal Co., Inc.*                       $   942,818
                                                                -----------
             Total Materials                                    $ 3,468,036
                                                                -----------
             Capital Goods - 18.3%
             Aerospace & Defense - 4.7%
 23,110      Raytheon Co.                                       $ 1,475,805
 17,360      United Technologies Corp.                            1,233,254
                                                                -----------
                                                                $ 2,709,059
                                                                -----------


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

Shares                                                       Value
            Construction & Engineering - 2.4%
40,270      KBR, Inc.                                  $ 1,397,772
                                                       -----------
            Electrical Component & Equipment - 4.9%
15,685      AMETEK, Inc.                               $   804,641
22,510      Belden CDT, Inc.                               942,944
14,750      General Cable Corp.*(b)                      1,044,300
                                                       -----------
                                                       $ 2,791,885
                                                       -----------
            Industrial Conglomerates - 1.5%
89,470      Cardiome Pharma Corp.*(b)                  $   830,282
                                                       -----------
            Industrial Machinery - 4.8%
31,940      Idex Corp. (b)                             $ 1,240,550
11,550      SPX Corp.                                    1,534,764
                                                       -----------
                                                       $ 2,775,314
                                                       -----------
            Total Capital Goods                        $10,504,312
                                                       -----------
            Commercial Services & Supplies - 1.1%
            Office Services & Supplies - 1.1%
12,070      Avery Dennison Corp.                       $   622,571
                                                       -----------
            Total Commercial Services & Supplies       $   622,571
                                                       -----------
            Consumer Services - 2.0%
            Casinos & Gaming - 2.0%
19,830      International Game Technology              $   707,138
33,960      Pinnacle Entertainment, Inc.*(b)               471,025
                                                       -----------
                                                       $ 1,178,163
                                                       -----------
            Total Consumer Services                    $ 1,178,163
                                                       -----------
            Retailing - 2.6%
            Apparel Retail - 2.0%
 3,700      Abercrombie & Fitch Co.                    $   268,620
11,100      Ross Stores, Inc.                              406,482
25,690      The Limited Brands, Inc.                       497,872
                                                       -----------
                                                       $ 1,172,974
                                                       -----------
            General Merchandise Stores - 0.6%
 8,400      Dollar Tree Stores, Inc.*                  $   309,960
                                                       -----------
            Total Retailing                            $ 1,482,934
                                                       -----------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                        Value
             Food & Drug Retailing - 1.2%
             Drug Retail - 1.2%
 16,570      CVS Corp.                                   $   709,030
                                                         -----------
             Total Food & Drug Retailing                 $   709,030
                                                         -----------
             Food, Beverage & Tobacco - 1.6%
             Tobacco - 1.6%
 42,300      Altria Group, Inc.                          $   941,598
                                                         -----------
             Total Food, Beverage & Tobacco              $   941,598
                                                         -----------
             Household & Personal Products - 1.0%
             Household Products - 1.0%
 10,350      Church & Dwight Co., Inc.                   $   589,226
                                                         -----------
             Total Household & Personal Products         $   589,226
                                                         -----------
             Health Care Equipment & Services - 11.7%
             Health Care Equipment - 9.2%
 13,320      Gen-Probe, Inc.*                            $   758,441
129,293      Insulet Corp.*                                2,107,476
146,800      Thoratec Corp.*(b)                            2,426,604
                                                         -----------
                                                         $ 5,292,521
                                                         -----------
             Health Care Supplies - 2.5%
 40,070      Inverness Medical Innovations, Inc.*(b)     $ 1,464,959
                                                         -----------
             Total Health Care Equipment & Services      $ 6,757,480
                                                         -----------
             Pharmaceuticals & Biotechnology - 8.8%
             Biotechnology - 4.5%
 67,560      BioMarin Pharmaceutical, Inc.*(b)           $ 2,578,765
                                                         -----------
             Life Sciences Tools & Services - 4.3%
 24,590      Advanced Magnetics, Inc.*(b)                $   983,600
 25,610      Thermo Fisher Scientific, Inc.*               1,511,502
                                                         -----------
                                                         $ 2,495,102
                                                         -----------
             Total Pharmaceuticals & Biotechnology       $ 5,073,867
                                                         -----------
             Banks - 3.5%
             Diversified Banks - 0.6%
 15,300      Wachovia Corp. (b)                          $   364,140
                                                         -----------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

Shares                                                              Value
           Regional Banks - 1.2%
 5,000     BB&T Corp.*                                        $   157,350
 3,000     City National Corp.                                    145,200
 1,300     Cullen Frost Bankers                                    72,670
 8,200     East West Bancorp, Inc. (b)                            108,568
 8,500     Marshall & Ilsley Corp.                                197,540
                                                              -----------
                                                              $   681,328
                                                              -----------
           Thrifts & Mortgage Finance - 1.7%
47,300     New York Community Bancorp, Inc. (b)               $   968,231
                                                              -----------
           Total Banks                                        $ 2,013,699
                                                              -----------
           Diversified Financials - 2.4%
           Asset Management & Custody Banks - 1.0%
11,000     Janus Capital Group, Inc. (b)                      $   319,000
 6,600     The Bank of New York Mellon Corp.                      293,898
                                                              -----------
                                                              $   612,898
                                                              -----------
           Investment Banking & Brokerage - 0.7%
 6,030     Investment Technology Group, Inc.*                 $   253,863
 4,000     Lazard, Ltd.                                           152,360
                                                              -----------
                                                              $   406,223
                                                              -----------
           Specialized Finance - 0.7%
   900     CME Group, Inc.                                    $   387,270
                                                              -----------
           Total Diversified Financials                       $ 1,406,391
                                                              -----------
           Insurance - 0.8%
           Life & Health Insurance - 0.8%
17,990     UNUM Group                                         $   433,199
                                                              -----------
           Total Insurance                                    $   433,199
                                                              -----------
           Real Estate - 1.9%
           Industrial Real Estate Investment Trusts - 0.6%
 5,800     ProLogis Trust                                     $   359,194
                                                              -----------
           Mortgage Real Estate Investment Trusts - 0.8%
26,820     Annaly Capital Management, Inc.                    $   477,664
                                                              -----------
           Office Real Estate Investment Trusts - 0.5%
10,800     BioMed Property Trust, Inc.                        $   283,824
                                                              -----------
           Total Real Estate                                  $ 1,120,682
                                                              -----------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                         Value
            Software & Services - 2.2%
            Internet Software & Services - 0.8%
12,400      Akamai Technologies*(b)                      $   484,220
                                                         -----------
            Systems Software - 1.4%
12,200      BMC Software, Inc.*                          $   489,220
 8,000      McAfee, Inc.*                                    290,000
                                                         -----------
                                                         $   779,220
                                                         -----------
            Total Software & Services                    $ 1,263,440
                                                         -----------
            Technology Hardware & Equipment - 9.5%
            Communications Equipment - 4.3%
57,410      Cisco Systems, Inc.*                         $ 1,533,995
13,500      F5 Networks, Inc.*                               405,675
30,300      Riverbed Technology, Inc.*                       543,885
                                                         -----------
                                                         $ 2,483,555
                                                         -----------
            Computer Hardware - 1.2%
53,337      Sun Microsystems, Inc.*                      $   690,714
                                                         -----------
            Electronic Equipment & Instruments - 4.0%
23,970      Amphenol Corp.                               $ 1,117,721
11,860      Itron, Inc.*                                   1,157,299
                                                         -----------
                                                         $ 2,275,020
                                                         -----------
            Total Technology Hardware & Equipment        $ 5,449,289
                                                         -----------
            Semiconductors - 5.2%
            Semiconductor Equipment - 3.7%
90,250      Applied Materials, Inc. (b)                  $ 1,787,853
12,897      FEI Co.*                                         302,306
                                                         -----------
                                                         $ 2,090,159
                                                         -----------
            Semiconductors - 1.5%
37,780      Intel Corp.                                  $   875,740
                                                         -----------
            Total Semiconductors                         $ 2,965,899
                                                         -----------
            Utilities - 4.5%
            Independent Power Producer & Energy Traders - 0.7%
16,800      Calpine Corp.*                               $   384,720
                                                         -----------


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                            Value
             Multi-Utilities - 3.8%
 36,070      NSTAR                                           $ 1,209,424
 17,720      Sempra Energy                                     1,024,393
                                                             -----------
                                                             $ 2,233,817
                                                             -----------
             Total Utilities                                 $ 2,618,537
                                                             -----------
             TOTAL COMMON STOCKS
             (Cost $49,968,525)                              $54,389,292
                                                             -----------
             CORPORATE BONDS - 2.8%
             Media - 0.3%
             Broadcasting & Cable Television - 0.3%
200,000      Univision Communications, 9.75%, 3/15/15
             PIK (144A) (b)                                  $   151,000
                                                             -----------
             Total Media                                     $   151,000
                                                             -----------
             Insurance - 0.3%
             Property & Casualty Insurance - 0.3%
200,000      MBIA, Inc., 14.0%, 1/15/33 (144A) (c)           $   176,000
                                                             -----------
             Total Insurance                                 $   176,000
                                                             -----------
             Software & Services - 1.4%
             Data Processing & Outsourced Services - 1.4%
870,000      First Data Corp., 9.875%, 9/24/15 (144A)        $   787,350
                                                             -----------
             Total Software & Services                       $   787,350
                                                             -----------
             Utilities - 0.8%
             Independent Power Producer & Energy Traders - 0.8%
460,000      TXU Energy Co., 10.25%, 11/1/15                 $   469,775
                                                             -----------
             Total Utilities                                 $   469,775
                                                             -----------
             TOTAL TOTAL CORPORATE BONDS
             (Cost $1,588,755)                               $ 1,584,125
                                                             -----------
             EXCHANGE TRADED FUND - 2.3%
             Materials - 2.3%
             Precious Metals & Minerals - 2.3%
 28,660      Market Vectors Gold Miners (b)                  $ 1,320,080
                                                             -----------
             Total Materials                                 $ 1,320,080
                                                             -----------
             TOTAL EXCHANGE TRADED FUND
             (Cost $1,268,804)                               $ 1,320,080
                                                             -----------


20  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount ($)                                                                 Value
                TEMPORARY CASH INVESTMENTS - 23.4%
                Repurchase Agreement - 1.0%
  115,000       Bank of America, 2.25%, dated 5/30/08,
                repurchase price of $115,000 plus accrued inter-
                est on 6/3/08 collateralized by the following:
                  $159,558 Federal National Mortgage
                    Association, 5.0%, 7/1/35
                  $5,077 Government National Mortgage
                    Association II, 6.0%, 5/20/38                    $   115,000
  115,000       Barclays Plc, 2.25%, dated 5/30/08, repurchase
                price of $115,000 plus accrued interest on
                6/3/08 collateralized by the following:
                  $47,131 Freddie Mac Giant, 5.5 - 6.0%,
                    1/1/35 - 2/1/38
                  $23,536 Federal National Mortgage Association
                    (ARM), 5.519%, 3/1/36
                  $68,566 Federal National Mortgage
                    Association, 4.5 - 5.5%, 12/1/37 - 4/1/38            115,000
  115,000       Deutsche Bank, 2.35%, dated 5/30/08,
                repurchase price of $115,000 plus accrued inter-
                est on 6/2/08 collateralized by the following:
                  $10,544 Federal National Mortgage Association
                    (ARM), 4.778 - 5.565%, 6/1/16 - 5/1/37
                  $98,836 Freddie Mac Giant, 5.0 - 6.5%,
                    4/1/19 - 6/1/38
                  $50,600 U.S Treasury Strip, 0.0%, 8/15/25              115,000
  115,000       JP Morgan, 2.32%, dated 5/30/08, repurchase
                price of $115,000 plus accrued interest on
                6/2/08 collateralized by $178,811 Federal
                National Mortgage Association, 4.5 - 6.0%,
                4/1/23 - 5/1/36                                          115,000
  115,000       Merrill Lynch, 2.32%, dated 5/30/08, repurchase
                price of $115,000 plus accrued interest on
                6/2/08 collateralized by $116,591 Freddie Mac
                Giant, 5.5 - 6.0%, 5/1/38                                115,000
                                                                     -----------
                                                                     $   575,000
                                                                     -----------


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Principal
 Amount ($)                                                                Value
                Security Lending Collateral - 22.4% (d)
                Certificates of Deposit:
    272,034     American Express, 2.72%, 8/8/08                       $   272,034
     73,328     Banco Santander NY, 2.80%, 10/7/08                         73,328
    203,860     Banco Santander NY, 3.09%, 12/22/08                       203,860
    305,433     Bank Bovespa NY, 2.705%, 8/8/08                           305,433
    203,618     Bank of America, 2.80%, 8/22/08                           203,618
    203,543     Bank of Nova Scotia, 3.18%, 5/5/09                        203,543
    122,171     Bank of Scotland NY, 2.7%, 8/1/08                         122,171
    101,809     Bank of Scotland NY, 2.72%, 8/15/08                       101,809
    101,809     Bank of Scotland NY, 2.73%, 7/11/08                       101,809
     73,201     Bank of Scotland NY, 2.89%, 11/4/08                        73,201
    122,278     Bank of Scotland NY, 2.96%, 11/3/08                       122,278
    101,718     Bank of Scotland NY, 3.03%, 9/26/08                       101,718
    366,513     Barclays Bank, 3.18%, 5/27/09                             366,513
    203,618     BNP Paribas NY, 2.88%, 7/23/08                            203,618
    171,039     Calyon NY, 2.64%, 9/29/08                                 171,039
     64,555     Calyon NY, 2.69%, 1/16/09                                  64,555
    122,174     Calyon NY, 2.85%, 8/25/08                                 122,174
    203,618     Citibank, 2.85%, 7/29/08                                  203,618
    169,003     Commonwealth Bank of Australia NY, 2.63%, 7/11/08         169,003
    171,039     Deutsche Bank Financial, 2.72%, 7/30/08                   171,039
     81,462     Deutsche Bank Financial, 2.72%, 8/4/08                     81,462
     40,720     Dexia Bank NY, 2.65%, 8/12/08                              40,720
    166,969     Dexia Bank NY, 2.69%, 8/7/08                              166,969
    150,806     Dexia Bank NY, 3.37%, 9/29/08                             150,806
     17,484     Fortis, 3.11%, 9/30/08                                     17,484
     40,712     Fortis, 3.14%, 6/30/08                                     40,712
    373,029     Intesa SanPaolo S.p.A., 2.72%, 5/22/09                    373,029
     68,010     Lloyds Bank, 2.58%, 6/9/08                                 68,010
    177,555     Lloyds Bank, 2.61%, 7/11/08                               177,555
    101,809     Lloyds Bank, 2.61%, 8/18/08                               101,809
    138,461     Natixis, 2.83%, 8/4/08                                    138,461
     23,517     Nordea NY, 2.72%, 4/9/09                                   23,517
     19,507     Nordea NY, 2.73%, 12/1/08                                  19,507


22  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
 Amount ($)                                                             Value
                Security Lending Collateral - (continued)
    203,618     Nordea NY, 2.81%, 8/29/08                         $   203,618
     32,568     Rabobank Nederland NY, 2.37%, 8/29/08                  32,568
    203,622     Rabobank Nederland NY, 2.58%, 6/9/08                  203,622
    101,809     Royal Bank of Canada NY, 2.57%, 7/15/08               101,809
     78,598     Skandinavian Enskilda Bank NY, 2.70%, 7/17/08          78,598
     40,611     Skandinavian Enskilda Bank NY, 3.06%, 2/13/09          40,611
     23,595     Skandinavian Enskilda Bank NY, 3.18%, 9/22/08          23,595
    169,003     Svenska Bank NY, 2.55%, 7/11/08                       169,003
     81,448     Svenska Bank NY, 2.70%, 7/17/08                        81,448
    256,559     Toronto Dominion Bank NY, 2.77%, 9/5/08               256,559
    187,329     Wachovia Bank, 2.82%, 6/9/08                          187,329
     40,612     Wachovia Bank, 3.62%,10/28/08                          40,612
                                                                  -----------
                                                                  $ 6,175,774
                                                                  -----------
                Commercial Paper:
     62,443     Bank of America, 2.70%, 8/26/08                   $    62,443
     81,027     Bank of America, 2.88%, 8/11/08                        81,027
     60,898     CBA, 2.70%, 7/11/08                                    60,898
    161,962     CBA, 2.88%, 8/18/08                                   161,962
     40,612     Deutsche Bank Financial, 2.72%, 7/9/08                 40,612
     32,542     Deutsche Bank Financial, 2.88%, 6/16/08                32,542
     48,811     HSBC, 2.67%, 6/16/08                                   48,811
     40,697     HSBC, 2.72%, 6/9/08                                    40,697
    201,846     HSBC, 2.88%, 9/29/08                                  201,846
     40,558     HSBC, 2.89%, 7/21/08                                   40,558
     75,294     IBM, 3.18%, 2/13/09                                    75,294
    203,618     IBM, 3.18%, 6/26/09                                   203,618
    162,026     ING, 2.70%, 8/13/08                                   162,026
     40,706     Lloyds Bank, 2.88%, 6/6/08                             40,706
    250,944     Macquarie Bank, 2.87%, 6/26/08                        250,944
     40,695     Macquarie Bank, 2.87%, 6/9/08                          40,695
     60,892     Natixis, 2.87%, 7/10/08                                60,892
     60,824     Natixis, 2.87%, 7/21/08                                60,824
     40,696     PARFIN, 2.70%, 6/9/08                                  40,696
     50,069     PARFIN, 3.18%, 8/1/08                                  50,069


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

Principal
Amount ($)                                                             Value
               Security Lending Collateral - (continued)
   40,694      RAB USA, 2.61%, 6/10/08                          $     40,694
   80,490      Royal Bank of Scotland, 2.66%, 10/21/08                80,490
   39,060      Royal Bank of Scotland, 3.00%, 6/12/08                 39,060
  101,315      Societe Generale, 2.93%, 7/30/08                      101,315
   40,617      Societe Generale, 2.98%, 7/2/08                        40,617
  161,911      Societe Generale, 3.18%, 8/22/08                      161,911
   81,013      Societe Generale, 3.18%, 8/5/08                        81,013
   81,026      SVSS NY, 3.18%, 8/11/08                                81,026
  182,533      Unicredit Group, 2.89%, 7/17/08                       182,533
  346,153      WestPac, 3.18%, 6/1/09                                346,153
                                                                ------------
                                                                $  2,911,972
                                                                ------------
               Mutual Funds:
  244,342      BlackRock Liquidity Money Market Fund, 3.18%     $    244,342
  244,342      Dreyfus Preferred Money Market Fund, 3.18%            244,342
                                                                ------------
                                                                $    488,684
                                                                ------------
               Tri-party Repurchase Agreements:
  814,474      ABN AMRO, 2.2%, 6/2/08                           $    814,474
  120,758      Barclays Bank, 2.2%, 6/2/08                           120,758
  407,237      Deutsche Bank, 2.3%, 6/2/08                           407,237
1,018,092      Lehman Brothers, 2.2%, 6/2/08                       1,018,092
  814,474      Merrill Lynch, 2.2%, 5/1/08                           814,474
                                                                ------------
                                                                $  3,175,035
                                                                ------------
               Other:
  121,569      ABS CFAT 2008-A A1, 2.88%, 12/22/08              $    121,569
                                                                ------------
                                                                $ 12,873,034
                                                                ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $13,448,034)                               $ 13,448,034
                                                                ------------
               TOTAL INVESTMENT IN SECURITIES - 122.9%
               (Cost $66,274,118) (a)                           $ 70,741,531
                                                                ------------
               OTHER ASSETS AND LIABILITIES - (22.9)%           $(13,201,145)
                                                                ------------
               TOTAL NET ASSETS - 100.0%                        $ 57,540,386
                                                                ============


24  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      Non-income producing security.


PIK    Represents a pay in kind security.


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2008, the value of these securities amounted to $1,114,350 or 1.9% of total net assets.


(a) At May 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $66,339,307 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost                $7,378,820
       Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value                (2,976,596)
                                                                      ----------
       Net unrealized gain                                            $4,402,224
                                                                      ==========

(b)    At May 31, 2008, the following securities were out on loan:

        Shares   Security                                                  Value
         8,000   Akamai Technologies *                               $   312,400
        24,300   Advanced Magnetics, Inc. *                              972,000
        40,000   Applied Materials, Inc.                                 792,400
        66,200   BioMarin Pharmaceutical, Inc. *                       2,526,854
        19,000   Cardiome Pharma Corp. *                                 176,320
         8,000   East West Bancorp, Inc.                                 105,920
        10,600   General Cable Corp. *                                   750,480
         2,000   Idex Corp.                                               77,680
        35,000   Inverness Medical Innovations, Inc. *                 1,279,600
        10,800   Janus Capital Group, Inc.                               313,200
        25,000   Market Vectors Gold Miners                            1,151,500
         1,000   New York Community Bancorp, Inc.                         20,470
        30,000   Pinnacle Entertainment, Inc. *                          416,100
        48,000   Polymet Mining Corp. *                                  188,160
         7,000   Texas Industries, Inc.                                  510,300
       145,000   Thoratec Corp. *                                      2,396,850
        15,100   Wachovia Corp.                                          359,380
     Principal
    Amount ($)
       198,000   Univision Communications, 9.75%, 3/15/15 PIK (144A)     149,490
                                                                     -----------
                   Total                                             $12,499,104
                                                                     ===========


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

(c) Debt obligation with a variable interest rate. The rate shown is the rate at period end.

(d)    Securities lending collateral is managed by Credit Suisse.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2008 aggregated $31,230,980 and $48,516,978, respectively.

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund's assets:

                                                 Investments     Other Financial
Valuation Inputs                                 in Securities   Instruments
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                          $ 55,709,372         -
Level 2 - Other Significant Observable Inputs      15,032,159         -
Level 3 - Significant Unobservable Inputs                   -         -
                                                 ------------        ----
Total                                            $ 70,741,531         -
                                                 ============        ====


26  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $12,499,104) (cost $66,274,118)                            $70,741,531
  Cash                                                              83,385
  Receivables -
    Fund shares sold                                                69,133
    Dividends and interest                                          70,029
    Due from Pioneer Investment Management, Inc.                    13,845
  Other                                                             28,602
                                                               ------------
     Total assets                                              $71,006,525
                                                               ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                    $   529,653
    Upon return of securities loaned                            12,873,034
  Due to affiliates                                                 17,425
  Accrued expenses                                                  46,027
                                                               ------------
     Total liabilities                                         $13,466,139
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $55,778,087
  Accumulated net investment loss                                 (127,493)
  Accumulated net realized loss on investments and foreign
    currency transactions                                       (2,577,621)
  Net unrealized gain on investments                             4,467,413
                                                               ------------
     Total net assets                                          $57,540,386
                                                               ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $33,081,893/2,776,491 shares)              $     11.92
                                                               ===========
  Class B (based on $7,544,722/647,975 shares)                 $     11.64
                                                               ===========
  Class C (based on $16,913,771/1,451,590 shares)              $     11.65
                                                               ===========
MAXIMUM OFFERING PRICE:
  Class A ($11.92 [divided by] 94.25%)                         $     12.65
                                                               ===========


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/08

INVESTMENT INCOME:
  Dividends                                              $308,196
  Interest                                                 70,911
  Income from securities loaned, net                       26,353
                                                         --------
     Total investment income                                           $   405,460
                                                                       -----------
EXPENSES:
  Management fees                                        $246,409
  Transfer agent fees and expenses
    Class A                                                53,782
    Class B                                                14,778
    Class C                                                25,712
  Distribution fees
    Class A                                                45,532
    Class B                                                42,452
    Class C                                                93,558
  Administrative fees                                       7,392
  Custodian fees                                           13,111
  Registration fees                                        26,634
  Professional fees                                        23,313
  Printing expense                                         15,878
  Fees and expenses of nonaffiliated trustees               2,400
  Miscellaneous                                             8,139
                                                         --------
     Total expenses                                                    $   619,090
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                 (84,175)
     Less fees paid indirectly                                              (2,253)
                                                                       -----------
     Net expenses                                                      $   532,662
                                                                       -----------
       Net investment loss                                             $  (127,202)
                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
    Investments                                          $151,834
    Other assets and liabilities denominated in
     foreign currencies                                     4,558      $   156,392
                                                         --------      -----------
  Change in net unrealized gain on investments                         $(5,524,517)
                                                                       -----------
  Net loss on investments                                              $(5,368,125)
                                                                       -----------
  Net decrease in net assets resulting from operations                 $(5,495,327)
                                                                       ===========


28  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/08 and the Year Ended 11/30/07, respectively


                                                           Six Months
                                                             Ended
                                                             5/31/08           Year Ended
                                                           (unaudited)          11/30/07
FROM OPERATIONS:
Net investment loss                                       $   (127,202)       $  (383,795)
Net realized gain on investments and foreign cur-
  rency transactions                                           156,392          3,583,948
Change in net unrealized gain (loss) on investments         (5,524,517)         2,058,138
                                                          ------------        ------------
    Net increase (decrease) in net assets resulting
     from operations                                      $ (5,495,327)       $ 5,258,291
                                                          ------------        ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($0.00 and $1.22 per share, respectively)     $          -        $ 4,220,188
    Class B ($0.00 and $1.22 per share, respectively)                -          1,043,831
    Class C ($0.00 and $1.22 per share, respectively)                -          2,019,894
                                                          ------------        ------------
     Total distributions to shareowners                   $          -        $ 7,283,913
                                                          ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  9,425,585        $74,610,653
Reinvestment of distributions                                        -          5,677,737
Cost of shares repurchased                                 (27,977,689)       (44,917,154)
                                                          ------------        ------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                         $(18,552,104)       $35,371,236
                                                          ------------        ------------
    Net increase (decrease) in net assets                 $(24,047,431)       $33,345,614
NET ASSETS:
Beginning of period                                       $ 81,587,817        $48,242,203
                                                          ------------        ------------
End of period                                             $ 57,540,386        $81,587,817
                                                          ============        ===========
Accumulated net investment loss                           $   (127,493)       $      (291)
                                                          ============        ===========


  The accompanying notes are an integral part of these financial statements.  29

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------

                                   '08 Shares     '08 Amount       '07 Shares    '07 Amount
                                   (unaudited)    (unaudited)
CLASS A
Shares sold                           527,721    $  6,326,100       3,403,681    $ 46,868,915
Reinvestment of distributions               -               -         277,410       3,363,293
Less shares repurchased            (1,525,833)    (17,556,650)     (1,949,290)    (27,103,435)
                                   ----------    ------------      ----------    ------------
    Net increase (decrease)          (998,112)   $(11,230,550)      1,731,801    $ 23,128,773
                                   ==========     ===========      ==========    ============
CLASS B
Shares sold                            65,103    $    748,654         748,803    $ 10,227,716
Reinvestment of distributions               -               -          68,788         818,239
Less shares repurchased              (353,898)     (3,987,626)       (349,139)     (4,763,066)
                                   ----------    ------------      ----------    ------------
    Net increase (decrease)          (288,795)   $ (3,238,972)        468,452    $  6,282,889
                                   ==========     ===========      ==========    ============
CLASS C
Shares sold                           204,119    $  2,350,831       1,290,757    $ 17,514,022
Reinvestment of distributions               -               -         125,708       1,496,205
Less shares repurchased              (571,789)     (6,433,413)       (956,584)    (13,050,653)
                                   ----------    ------------      ----------    ------------
    Net increase (decrease)          (367,670)   $ (4,082,582)        459,881    $  5,959,574
                                   ==========     ===========      ==========    ============


30  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended                                    12/1/04 (a)
                                                                  5/31/08        Year Ended   Year Ended         to
                                                                (unaudited)       11/30/07     11/30/06       11/30/05
CLASS A
Net asset value, beginning of period                               $ 12.59         $ 12.51      $ 10.95        $ 10.00
                                                                   -------         -------      -------        -------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                      $     -(c)      $ (0.02)     $  0.05        $  0.05
 Net realized and unrealized gain (loss) on investments              (0.67)           1.32         2.14           0.90
                                                                   -------         -------      -------        -------
  Net increase (decrease) from investment operations               $ (0.67)        $  1.30      $  2.19        $  0.95
Distribution to shareowners
 Net investment income                                                   -               -        (0.09)             -
 Net realized gain                                                       -           (1.22)       (0.54)             -
                                                                   -------         -------      -------        -------
 Net increase (decrease) in net asset value                        $ (0.67)        $  0.08      $  1.56        $  0.95
                                                                   -------         -------      -------        -------
Net asset value, end of period                                     $ 11.92         $ 12.59      $ 12.51        $ 10.95
                                                                   =======         =======      =======        =======
Total return*                                                        (5.32)%         10.73%       20.26%          9.50%(b)
Ratio of net expenses to average net assets+                          1.26%**         1.26%        1.25%          1.25%**
Ratio of net investment income (loss) to average net assets+         (0.02)%**       (0.19)%       0.48%          0.65%**
Portfolio turnover rate                                                 96%**           94%          64%             8%**
Net assets, end of period (in thousands)                           $33,082         $47,515      $25,549        $21,996
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         1.56%**         1.38%        1.58%          1.78%**
 Net investment income (loss)                                        (0.32)%**       (0.31)%       0.15%          0.12%**
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                         1.25%**         1.25%        1.25%          1.25%**
 Net investment income (loss)                                        (0.01)%**       (0.18)%       0.48%          0.65%**

(a) Class A shares were first publicly offered on December 1, 2004.
(b) Not annualized.
(c) Amount rounds to less than $0.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                    Ended                                 12/1/04 (a)
                                                                   5/31/08     Year Ended   Year Ended         to
                                                                 (unaudited)    11/30/07     11/30/06       11/30/05
CLASS B
Net asset value, beginning of period                                $12.36       $ 12.41      $ 10.88        $10.00
                                                                    ------       -------      -------        ------
Net increase (decrease) from investment operations:
 Net investment loss                                                $(0.06)      $ (0.10)     $ (0.04)       $(0.01)
 Net realized and unrealized gain (loss) on investments              (0.66)         1.27         2.11          0.89
                                                                    ------       -------      -------        ------
  Net increase (decrease) from investment operations                $(0.72)      $  1.17      $  2.07        $ 0.88
Distribution to shareowners
 Net realized gain                                                       -         (1.22)       (0.54)            -
                                                                    ------       -------      -------        ------
Net increase (decrease) in net asset value                          $(0.72)      $ (0.05)     $  1.53        $ 0.88
                                                                    ------       -------      -------        ------
Net asset value, end of period                                      $11.64       $ 12.36      $ 12.41        $10.88
                                                                    ======       =======      =======        ======
Total return*                                                        (5.83)%        9.77%       19.15%         8.80%
Ratio of net expenses to average net assets+                          2.16%**       2.16%        2.09%         2.04%**
Ratio of net investment loss to average net assets+                  (0.93)%**     (1.09)%      (0.37)%       (0.12)%**
Portfolio turnover rate                                                 96%**         94%          64%            8%**
Net assets, end of period (in thousands)                            $7,545       $11,575      $ 5,813        $4,483
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         2.39%**       2.19%        2.41%         2.53%**
 Net investment loss                                                 (1.16)%**     (1.12)%      (0.69)%       (0.61)%**
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                         2.15%**       2.15%        2.08%         2.04%**
 Net investment loss                                                 (0.92)%**     (1.08)%      (0.36)%       (0.12)%**

(a) Class B shares were first publicly offered on December 1, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                    Ended                                12/1/04 (a)
                                                                   5/31/08     Year Ended   Year Ended        to
                                                                 (unaudited)    11/30/07     11/30/06      11/30/05
CLASS C
Net asset value, beginning of period                               $ 12.37       $ 12.42      $ 10.87       $ 10.00
                                                                   -------       -------      -------       -------
Net increase (decrease) from investment operations:
 Net investment loss                                               $ (0.06)      $ (0.11)     $ (0.03)      $ (0.01)
 Net realized and unrealized gain (loss) on investments              (0.66)         1.28         2.12          0.88
                                                                   -------       -------      -------       -------
  Net increase (decrease) from investment operations               $ (0.72)      $  1.17      $  2.09       $  0.87
Distribution to shareowners
 Net realized gain                                                       -         (1.22)       (0.54)            -
                                                                   -------       -------      -------       -------
Net increase (decrease) in net asset value                         $ (0.72)      $ (0.05)     $  1.55       $  0.87
                                                                   -------       -------      -------       -------
Net asset value, end of period                                     $ 11.65       $ 12.37      $ 12.42       $ 10.87
                                                                   =======       =======      =======       =======
Total return*                                                        (5.82)%        9.77%       19.36%         8.70%(b)
Ratio of net expenses to average net assets+                          2.16%**       2.13%        2.03%         2.01%**
Ratio of net investment loss to average net assets+                  (0.92)%**     (1.02)%      (0.30)%       (0.11)%**
Portfolio turnover rate                                                 96%**         94%          64%            8%**
Net assets, end of period (in thousands)                           $16,914       $22,498      $16,880       $15,027
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         2.32%**       2.15%        2.35%         2.53%**
 Net investment loss                                                 (1.08)%**     (1.04)%      (0.62)%       (0.63)%**
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                         2.15%**       2.12%        2.02%         2.01%**
 Net investment loss                                                 (0.91)%**     (1.01)%      (0.29)%       (0.11)%**

(a) Class C shares were first publicly offered on December 1, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Equity Opportunity Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. As a secondary objective, the Fund may seek income. The Fund was organized on August 3, 2004, and commenced operations on December 1, 2004.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fee rates and have exclusive voting rights with respect to the distribution plans that has been adopted by Class A, Class B, and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. In addition, the Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2008, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                   (continued)
--------------------------------------------------------------------------------

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. All tax returns filed thus far are subject to examination by tax authorities.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended November 30, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                        2007
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                    $        -
  Long-term capital gain                                              7,283,913
                                                                     ----------
    Total                                                            $7,283,913
                                                                     ==========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2007:

--------------------------------------------------------------------------------
                                                                        2007
--------------------------------------------------------------------------------
  Undistributed long-term gain                                       $       66
  Current year post October loss deferred                            (2,669,181)
  Unrealized appreciation                                             9,926,741
                                                                     ----------
    Total                                                            $7,257,626
                                                                     ==========
--------------------------------------------------------------------------------

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on REIT holdings.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. ("PFD"), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned $4,714 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2008.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser,

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    Pioneer Investment Management, Inc. ("PIM"), a wholly owned indirect subsidiary of UniCredit is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102% at all times, of the fair value of the securities loaned. The amount of collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in temporary cash investments.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. Prior to January 1, 2007, Pioneer's annual fee was equal to 0.75% of the Fund's average daily net assets. For the six months ended May 31, 2008, the management fee was equivalent to a rate of 0.75% of the average daily net assets.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expense to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2011 for Class A shares and through April 1, 2009 for Class B and Class C shares.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,439 in management fees, administrative costs and certain other services payable to PIM at May 31, 2008.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $13,194 in transfer agent fees payable to PIMSS at May 31, 2008.

4.  Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares and Class C shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. For the period from December 1, 2007 through January 31, 2008, PFD was reimbursed under the Plan of Distribution for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,792 in distribution fees payable to PFD at May 31, 2008.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                   (continued)
--------------------------------------------------------------------------------

shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2008, CDSCs in the amount of $26,688 were paid to PFD.

5.  Expense Offsets Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2008, the Fund's expenses were reduced by $2,253 under such arrangements.

6.  New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

Results of Shareholder Meeting

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:

--------------------------------------------------------------------------------
                                                                      Broker
                                For           Withhold     Abstain    Non-Votes
--------------------------------------------------------------------------------
 Proposal 1 - To elect Trustees
 John F. Cogan, Jr.        3,824,364.980     87,924.225   28,254.472     0
 Daniel K. Kingsbury       3,826,282.654     86,006.551   28,254.472     0
 David R. Bock             3,825,726.980     86,562.225   28,254.472     0
 Mary K. Bush              3,814,436.134     97,853.071   28,254.472     0
 Benjamin M. Friedman      3,825,726.980     86,562.225   28,254.472     0
 Margaret B.W. Graham      3,810,778.366    101,510.838   28,254.472     0
 Thomas J. Perna           3,825,862.980     86,426.225   28,254.472     0
 Marguerite A. Piret       3,810,778.366    101,510.838   28,254.472     0
 Stephen K. West           3,825,726.980     86,562.225   28,254.472     0
 John Winthrop             3,825,726.980     86,562.225   28,254.472     0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        Broker
                               For          Against      Abstain      Non-Votes
--------------------------------------------------------------------------------
 Proposal 2 - To approve
 an amendment to the
 Declaration of Trust     2,877,785.902   71,841.427   114,762.348   876,154.000
--------------------------------------------------------------------------------

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                   (continued)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                              Broker
                                      For          Against      Abstain      Non-Votes
---------------------------------------------------------------------------------------
 Proposal 3A - To approve
 changes to the Fund's
 fundamental investment
 policy relating to borrowing   2,875,129.255   72,966.074   116,294.348   876,154.000
 Proposal 3B - To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 underwriting                   2,878,515.255   71,621.074   114,253.348   876,154.000
 Proposal 3C - To approve
 changes to the Fund's
 fundamental investment
 policy relating to lending     2,872,336.325   74,954.004   117,099.348   876,154.000
 Proposal 3D - To approve
 changes to the Fund's
 fundamental investment
 policy relating to senior
 securities                     2,880,717.136   65,074.074   118,598.466   876,154.000
 Proposal 3E - To approve
 changes to the Fund's
 fundamental investment
 policy relating to real
 estate                         2,869,781.574   75,050.754   119,557.348   876,154.000
 Proposal 3F - To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 commodities                    2,865,889.300   77,892.028   120,608.348   876,154.000
 Proposal 3G - To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 concentration                  2,866,298.096   76,598.114   121,493.466   876,154.000
 Proposal 3H - To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 diversification                2,869,700.026   72,634.184   122,055.466   876,154.000
 Proposal 3I - To approve
 the conversion of the
 Fund's investment objec-
 tive from fundamental to
 non-fundamental                2,845,326.673   87,472.537   131,590.466   876,154.000
--------------------------------------------------------------------------------------

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Broker
                               For          Against      Abstain      Non-Votes
--------------------------------------------------------------------------------
 Proposal 4 - To approve
 an Amended and Restated
 Management Agreement
 with PIM                 2,871,156.974   74,805.354   118,427.348   876,154.000
--------------------------------------------------------------------------------

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund commenced operations on December 1, 2004 and that its annualized total return was in the first quintile of its Morningstar category for the one year period ended June 30, 2007. The Trustees also considered

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                           (continued)
--------------------------------------------------------------------------------

that the Fund's total return also was in the first quintile of its Morningstar category for the six month period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory over its short period of operation.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the first quintile relative to its Strategic Insight peer group for the comparable period. It was noted that PIM was not managing any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                           (continued)
--------------------------------------------------------------------------------

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

 Trustees                              Officers
 John F. Cogan, Jr., Chairman          John F. Cogan, Jr., President
 David R. Bock                         Daniel K. Kingsbury, Executive
 Mary K. Bush                            Vice President
 Benjamin M. Friedman                  Mark E. Bradley, Treasurer
 Margaret B.W. Graham                  Dorothy E. Bourassa, Secretary
 Daniel K. Kingsbury
 Thomas J. Perna
 Marguerite A. Piret
 Stephen K. West
 John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

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--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2008

* Print the name and title of each signing officer under his or her signature.